5. Property and Equipment (Details) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011
Property and equipment, gross	$ 1,937,789	$ 1,833,405	$ 1,667,191		$ 1,227,081
Less accumulated depreciation and amortization	(648,629)	(569,665)	(455,871)	(229,972)	(229,972)
Property and equipment, net	1,289,160	1,263,740	1,211,320		997,109
Call Center [Member]
Property and equipment, gross	121,313	121,313	121,313		121,313
Computer and Office Equipment [Member]
Property and equipment, gross	64,336	61,036	45,718		38,577
Furniture and Fixtures [Member]
Property and equipment, gross	32,914	32,914	11,336
Library [Member]
Property and equipment, gross	100,000	100,000	100,000		100,000
Computer software [Member]
Property and equipment, gross	1,619,226	1,518,142	1,388,824		927,455
Less accumulated depreciation and amortization	(458,519)	(386,599)	(286,744)		(60,290)
Property and equipment, net	1,160,707	1,131,543	1,102,080		867,165
Vehicles [Member]
Property and equipment, gross					$ 39,736